Non-controlling interests - Schedule of Amount Attributable to Consumer Healthcare JV Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of noncontrolling interests [line items]
Total comprehensive income for the period attributable to non-controlling interests	£ 3,701	£ 4,300	£ 2,882
Non-controlling interests in the Consolidated balance sheet	6,952	£ (109)
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [line items]
Total comprehensive income for the period attributable to non-controlling interests	69
Non-controlling interests in the Consolidated balance sheet	£ 6,911